SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total Revenue	$ 353,981	$ 200,743
Commissions [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	351,749	199,252
Title [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,030	795
Mortgage Broker Income [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,076	696
Wallet [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 126